INCOME TAXES (Narrative) (Details)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statutory income tax rate	25.00%	25.00%
Effective tax rate	6.20%	10.70%
Jinshang Leasing [Member]
Statutory income tax rate	25.00%	25.00%
Dongsheng Guarantee [Member]
Statutory income tax rate	25.00%	25.00%